INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAX
Schedule of components of earnings/(loss) before income taxes

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Cayman	(8,049)	(5,064)	(24,242)
Hong Kong SAR	—	6,744	14,091
PRC, excluding Hong Kong SAR	(263,587)	(1,371,317)	(3,429,228)
Total	(271,636)	(1,369,637)	(3,439,379)

Schedule of actual income tax expense reported in the consolidated statements

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Computed expected income tax benefit	(67,909)	(342,409)	(859,845)
Non‑PRC entities not subject to income tax	2,060	3,423	2,538
Non‑deductible expenses	26,647	46,670	2,217
Change in valuation allowance	39,090	292,428	852,923
Income tax expense/(benefit)	(112)	112	(2,167)

Schedule of deferred income tax assets and liabilities

	As of December 31,
	2018	2019
	RMB	RMB
Deferred tax assets
—Net operating loss carry forwards	304,553	1,055,305
—Advertising expense	33,679	135,850
Less: Valuation allowance	(338,232)	(1,191,155)
Total deferred income tax assets	—	—
Deferred tax liabilities
— Intangible assets	—	(7,042)
Total deferred income tax liability	—	(7,042)

Schedule of Changes in valuation allowance

	For the Year Ended
	December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at the beginning of the year	6,714	45,804	338,232
Additions	39,090	292,428	852,923
Balance at the end of the year	45,804	338,232	1,191,155